Note 12 - Derivative Instruments	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
4.	Securities:

As at January 31, 2024, the Bank held securities totalling $133.0 million ( October 31, 2023 - $167.9 million), comprised of a Government of Canada Treasury Bill for $130.0 million with a face value of $130.0 million at maturity on February 1, 2024, yielding 4.93%, and a Government of Canada Bond for $3.0 million with a face value totaling $3.0 million, yielding 4.76%, with a 3.75% coupon and maturing on May 1, 2025.

Derivatives [member]
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
12.	Derivative instruments:

At January 31, 2024, the Bank had an outstanding contract established for asset liability management purposes to swap between fixed and floating interest rates with a notional amount totalling $20.4 million ( October 31, 2023 - $20.8 million), of which $20.4 million ( October 31, 2023 - $20.8 million) qualified for hedge accounting. The Bank enters into interest rate swap contracts for its own account exclusively and does not act as an intermediary in this market. As required under the accounting standard relating to hedges, at January 31, 2024, $587,000 ( October 31, 2023 - $1.5 million) relating to this contract was included in other assets and the offsetting amount included in the carrying values of the assets to which they relate. Approved counterparties are limited to major Canadian chartered banks. The carrying amount of the hedged item recognized in the loans was $20.3 million. The accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item is $87,000.